CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of Year		$ 809,481	$ 3,913
Restricted Cash - Beginning of Year	$ 8,651	0
Cash and Restricted Cash - Beginning of Year	8,651	809,481	3,913
Cash - End of Period			809,481
Restricted Cash - End of Period	45,150	8,651	0
Cash and Restricted Cash - End of Period	$ 45,150	$ 8,651	$ 809,481